UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22564

GMO Series Trust

(Exact name of registrant as specified in charter)

40 Rowes Wharf,

Boston, MA 02110

(Address of principal executive offices) (Zip code)

J.B. Kittredge,

Chief Executive Officer,

40 Rowes Wharf,

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-346-7646

Date of fiscal year end: 04/30/13

Date of reporting period: 07/31/12

Item 1. Schedule of Investments.

The Schedules of Investments for each series of the registrant for the periods ended July 31, 2012 are filed herewith.

GMO Global Asset Allocation Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

July 31, 2012 (Unaudited)

Shares	Description	Value ($)
	Mutual Funds — 99.0%

	Affiliated Issuers — 99.0%
9,528,035	GMO Global Asset Allocation Fund, Class III	98,901,000

	TOTAL MUTUAL FUNDS (COST $99,000,000)	98,901,000

	TOTAL INVESTMENTS — 99.0% (Cost $99,000,000)	98,901,000

	Other Assets and Liabilities (net) — 1.0%	1,000,000

	TOTAL NET ASSETS — 100.0%	$99,901,000

GMO International Equity Allocation Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

July 31, 2012 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 99.1%

	Affiliated Issuers — 99.1%
25,496,839	GMO International Equity Allocation Fund, Class III	237,885,511

	TOTAL MUTUAL FUNDS (COST $248,756,816)	237,885,511

	TOTAL INVESTMENTS — 99.1% (Cost $248,756,816)	237,885,511

	Other Assets and Liabilities (net) — 0.9%	2,182,052

	TOTAL NET ASSETS — 100.0%	$240,067,563

As of July 31, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Fund Name	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
GMO Global Asset Allocation Series Fund	$99,000,000	$—	$(99,000)	$(99,000)
GMO International Equity Allocation Series Fund	$248,756,816	$—	$(10,871,305)	$(10,871,305)

Investments in Affiliated Issuers

Each Fund invests substantially all of its assets in a series of GMO Trust (collectively, the “Institutional Funds”). The most recent Schedule of Investments of the Institutional Funds should be read in conjunction with the Funds’ Schedule of Investments.

A summary of the Funds’ transactions in the shares of the Institutional Funds during the period ended July 31, 2012 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
GMO Global Asset Allocation Series Fund
GMO Global Asset Allocation Fund, Class III	$—	$99,000,000	$—	$—	$—	$98,901,000

GMO International Equity Allocation Series Fund
GMO International Equity Allocation Fund, Class III	$181,469,627	$63,081,613	$—	$295,391	$—	$237,885,511

*	The table above includes estimated sources of all distributions paid by the Institutional Funds during the period May 1, 2012 through July 31, 2012 for tax purposes. The actual tax characterization of all distributions paid by the Institutional Funds will be determined at the end of the Funds’ fiscal year ending April 30, 2013.

GMO Global Asset Allocation Series Fund and GMO International Equity Allocation Series Fund commenced operations on July 31, 2012 and March 30, 2012, respectively.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value the Funds ultimately realize upon sale of the securities.

Portfolio valuation

Shares of the Institutional Funds and other open-end registered investment companies are generally valued at their net asset value. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. See “Institutional Fund Information” below for details on the Institutional Funds’ valuation policies and additional selected information about the Institutional Funds and the series of GMO Trust in which the Institutional Funds may invest (collectively referred to herein as the “Underlying Funds”).

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Level 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between levels.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 investments and derivatives, if any (determined by each class of the Funds’ net assets). At July 31, 2012, there were no Funds with classes of investments or derivatives with direct material Level 3 holdings.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

Each Fund classified all of its investments, including investments in the Institutional Funds, as Level 1, as of July 31, 2012 and April 30, 2012 in the case of GMO International Equity Allocation Series Fund. For each Fund, the level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

The Funds had no transfers between levels of the fair value hierarchy during the period ended July 31, 2012.

Investment and other risks

Investing in mutual funds involves many risks and factors that may affect a Fund’s portfolio as a whole. The risks of investing in a Fund depend on the types of investments in the portfolio of the Fund and its Institutional Fund and the investment strategies the Manager employs on their behalf. This section does not describe every potential risk of investing in the Funds. The Funds could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

Because each Fund invests substantially all of its assets in an Institutional Fund, the most significant risks of investing in a Fund are the risks to which the Fund is exposed through its corresponding Institutional Fund and the Underlying Funds, which include the risks summarized below. Some of the Underlying Funds are non-diversified companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Underlying Funds may affect their performance more than if they were diversified. In addition to the risks to which each Fund is exposed through investment in its corresponding Institutional Fund, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of its corresponding Institutional Fund.

References in this section to investments made by a Fund include those made by its corresponding Institutional Fund and Underlying Funds.

Asset Allocation Series Funds
	GMO Global Asset Allocation Series Fund	GMO International Equity Allocation Series Fund
Market Risk – Equity Securities Risk	•	•
Market Risk – Fixed Income Securities Risk	•	•
Market Risk – Asset-Backed Securities Risk	•	•
Credit Risk	•	•
Liquidity Risk	•	•
Smaller Company Risk	•	•
Derivatives Risk	•	•
Foreign Investment Risk	•	•
Currency Risk	•	•
Focused Investment Risk	•	•
Real Estate Risk	•
Leveraging Risk	•	•
Counterparty Risk	•	•
Short Sales Risk	•	•
Commodities Risk	•	•
Natural Resources Risk	•	•
Market Disruption and Geopolitical Risk	•	•
Large Shareholder Risk	•	•
Management and Operational Risk	•	•
Fund of Funds Risk	•	•
Non-Diversified Funds	•	•

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•

Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an Underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An Underlying Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Declines in stock market prices generally are likely to reduce the net asset value of the Funds’ shares.

•

Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, a Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities, and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for a Fund to invest directly in those markets, and a Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•

Currency Risk – Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies, or that the U.S. Dollar will decline in value relative to the foreign currency being hedged.

•

Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent a Fund or an Underlying Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities a Fund holds, the more likely it is to honor a redemption request in-kind.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, and counterparty risk.

•

Fund of Funds Risk – The Funds are indirectly exposed to all of the risks of an investment in the corresponding Institutional Funds and Underlying Funds, including the risk that the corresponding Institutional Funds and the Underlying Funds in which they invest do not perform as expected. Because a Fund bears the fees and expenses of its corresponding Institutional Fund and the Underlying Funds in which it invests, new investments in Underlying Funds with higher fees or expenses than those of the Underlying Funds in which the corresponding Institutional Fund is currently invested will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Funds are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

•

Management and Operational Risk – Each Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Funds run the risk that GMO’s proprietary investment techniques will fail to produce the desired results. A Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or may not include the most recent information about a company or security. The Funds are also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Funds or impair Fund operations.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Commodities Risk – To the extent an Underlying Fund has exposure to global commodity markets, the value of its shares is affected by factors particular to the commodity markets and may fluctuate more than the value of shares of a fund with a broader range of investments.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending may cause a Fund’s portfolio to be leveraged. Leverage increases a Fund’s portfolio losses when the value of its investments decline.

•

Counterparty Risk – A Fund runs the risk that the counterparty to an over-the-counter (“OTC”) derivatives contract or a borrower of a Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•	Short Sales Risk – A Fund runs the risk that an Underlying Fund’s loss on a short sale of securities that the Underlying Fund does not own is unlimited.

•

Natural Resources Risk – To the extent an Underlying Fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

•	Market Risk – Fixed Income Securities – Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

•	Market Risk – Asset-Backed Securities – Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults, and declines in market value.

•

Credit Risk – A Fund runs the risk that the issuer or guarantor of a fixed income security, or the obligor of an obligation underlying an asset-backed security, will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•	Focused Investment Risk – Focusing investments in countries, regions, sectors, or companies or in industries with high positive correlations to one another creates additional risk.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. The uncertainties surrounding sovereign debt of the countries in the European Union and the continued existence of the European Union have disrupted and are likely to continue to disrupt global securities markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Funds’ investments.

•

Large Shareholder Risk – To the extent that shares of a Fund are held by large shareholders (e.g., institutional investors or financial intermediaries), the Fund is subject to the risk that these shareholders will disrupt operations by purchasing or redeeming shares in large amounts and/or on a frequent basis.

•

Real Estate Risk – To the extent an Underlying Fund concentrates its assets in real estate-related investments, the values of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

Derivative financial instruments

At July 31, 2012, the Funds held no derivative financial instruments directly. For a listing of derivative financial instruments held by the Institutional Funds or Underlying Funds, as well as the uses of derivative financial instruments by the Institutional Funds or Underlying Funds, if any, please refer to the Institutional Funds’ or Underlying Funds’ financial statements.

Institutional Fund Information

Valuation

Each Fund values shares of the Institutional Funds at their net asset value. Investments held by the Institutional Funds and the Underlying Funds are valued as follows: Securities listed on a securities exchange (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event the Manager deems the private market to be a more reliable indicator of market value than the exchange). Unlisted securities (including debt instruments) for which market quotations are readily available are generally valued at the most recent quoted price. If quotations are not readily available or circumstances make an existing methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees of GMO Trust (“Institutional Trustees”) or persons acting at their direction pursuant to procedures approved by the Institutional Trustees. Because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about the Institutional Funds’ investments in securities and derivatives that were fair valued using methods determined in good faith by or at the direction of the Institutional Trustees.

The foregoing pricing methodologies are modified for the equity securities listed on foreign exchanges and that trade in securities markets that are closed prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the close of the NYSE) and other derivatives. In that case, the value will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Institutional Trustees to reflect estimated valuation changes through the NYSE close. See the table below for information about the Institutional Funds’ investments in securities and derivatives that were valued using fair value inputs obtained from that independent pricing service as of July 31, 2012.

Typically, the Institutional Funds and the Underlying Funds value fixed income securities (including bonds, asset-backed securities, loans, and structured notes) based on the most recent quoted price supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative prices may be available for securities held by the Institutional Funds and the Underlying Funds, those alternative sources are not typically part of the valuation process and do not necessarily provide greater certainty about the prices used by the Funds and Institutional Funds. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. See the table below for information about the Institutional Funds’ investments in securities for which no alternative pricing source was available.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security. If an updated quote for a fixed income security is not available by the time that the Institutional Funds calculate their net asset value on any business day, the Institutional Funds will generally use a quoted price from a prior day to value that security.

As discussed above, the Institutional Funds and Underlying Funds may invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Institutional Trustees, using fair value prices obtained from an independent pricing service, prices for which no alternative pricing source was available or valued using Level 3 inputs.

The aggregate indirect exposure to these valuation methodologies (based on the Funds’ net assets) is as follows:

Securities

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Institutional Trustees	Fair valued using inputs obtained from an independent pricing service	No alternative pricing source was available	Securities valued using Level 3 inputs
GMO Global Asset Allocation Series Fund	0.1%	27.7%	0.2%	1.8%
GMO International Equity Allocation Series Fund	0.3%	85.0%	0.0%	0.3%

Derivatives

Fund Name	Futures fair valued using inputs obtained from an independent pricing service	Swaps fair valued using inputs obtained from an independent pricing service		Derivatives valued using Level 3 inputs
GMO Global Asset Allocation Series Fund	(0.1)%	(0.1)%		0.0	%^
GMO International Equity Allocation Series Fund	0.1%	0.0	%^	0.0%

^	Rounds to 0.0%.

Subsequent events

Effective September 11, 2012, Ben Inker and Sam Wilderman are the Senior Members and Co-Directors of the Asset Allocation Division of Grantham, Mayo, Van Otterloo & Co. LLC. The Asset Allocation Division is responsible for day-to-day investment management for GMO Global Asset Allocation Series Fund and GMO International Equity Allocation Series Fund.

For additional information regarding GMO International Equity Allocation Series Fund and Institutional Funds, please see their most recent annual or semiannual shareholder reports filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.dc.gmo.com.

Item 2. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GMO Series Trust

By (Signature and Title):	/s/ J.B. Kittredge
J.B. Kittredge, Chief Executive Officer

Date:	September 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ J.B. Kittredge
J.B. Kittredge, Principal Executive Officer

Date:	September 21, 2012

By (Signature and Title):	/s/ Sheppard N. Burnett
Sheppard N. Burnett, Principal Financial Officer

Date:	September 21, 2012